Other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Other tax payable	28	22
Customer contract liability, current	84	111
Other current liabilities	36	47
Total other current liabilities	148	180

SEALS Corp
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Other tax payable	30	28
Customer contract liability, current	157	84
Other current liabilities	38	36
Total other current liabilities	225	148